Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net book
December 31, 2017	Cost	depreciation	value
Land and buildings	$4,947	$1,412	$3,535
Computer equipment and software	7,742	7,438	304
Furniture and fixtures	5,844	4,085	1,759
Machinery and equipment	91,995	33,543	58,452
Leasehold improvements	14,079	7,763	6,316
	$124,607	$54,241	$70,366

		Accumulated	Net book
December 31, 2016	Cost	depreciation	value
Land and buildings	$4,471	$1,127	$3,344
Computer equipment and software	8,682	6,970	1,712
Furniture and fixtures	6,004	2,544	3,460
Machinery and equipment	72,992	33,893	39,099
Leasehold improvements	13,597	6,636	6,961
	$105,746	$51,170	$54,576